Investments	12 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Investments

Note 4. Investments

Investments as of September 30, 2024 and 2023 consisted of the following:

	As of September 30, 2024			As of September 30, 2023
		Amortized	Fair		Amortized	Fair
	Principal	Cost	Value	Principal	Cost	Value
Senior secured	$728,440	$727,390	$726,380	$218,131	$216,997	$216,911
One stop	2,538,097	2,498,133	2,517,780	977,668	962,485	961,628
Second lien	5,937	5,895	5,937	—	—	—
Subordinated debt	3,794	3,651	3,758	—	—	—
Equity	N/A	11,355	11,443	N/A	94	94
Total	$3,276,268	$3,246,424	$3,265,298	$1,195,799	$1,179,576	$1,178,633

The following tables show the portfolio composition by geographic region at amortized cost and fair value as a percentage of total investments in portfolio companies. The geographic composition is determined by the location of the corporate headquarters of the portfolio company, which is not always indicative of the primary source of the portfolio company’s business.

	As of September 30, 2024		As of September 30, 2023
Amortized Cost:
United States
Mid-Atlantic	$674,460	20.8%	$187,087	15.9%
Midwest	604,303	18.6	207,317	17.6
Northeast	246,041	7.6	71,548	6.1
Southeast	534,585	16.5	302,001	25.6
Southwest	383,689	11.8	165,797	14.0
West	526,728	16.2	182,125	15.4
United Kingdom	105,696	3.3	10,468	0.9
Luxembourg	20,915	0.6	23,228	2.0
Canada	12,971	0.4	12,451	1.0
Netherlands	6,338	0.2	3,503	0.3
Finland	14,074	0.4	14,051	1.2
Germany	100,076	3.1	—	—
France	16,548	0.5	—	—
Total	$3,246,424	100.0%	$1,179,576	100.0%
Fair Value:
United States
Mid-Atlantic	$676,883	20.7%	$187,197	15.9%
Midwest	605,988	18.6	207,780	17.6
Northeast	248,152	7.6	70,836	6.0
Southeast	535,988	16.4	301,703	25.6
Southwest	383,001	11.7	165,791	14.0
West	530,262	16.2	182,532	15.5
United Kingdom	109,426	3.4	10,212	0.9
Luxembourg	21,176	0.6	23,192	2.0
Canada	12,700	0.4	12,145	1.0
Netherlands	6,452	0.2	3,498	0.3
Finland	14,477	0.5	13,747	1.2
Germany	103,757	3.2	—	—
France	17,036	0.5	—	—
Total	$3,265,298	100.0%	$1,178,633	100.0%

The industry compositions of the portfolio at amortized cost and fair value as of September 30, 2024 and 2023 were as follows:

	As of September 30, 2024		As of September 30, 2023
Amortized Cost:
Aerospace & Defense	$28,584	0.9%	$9,727	0.8%
Airlines	15,486	0.5	7,414	0.6
Auto Components	73,199	2.2	24,197	2.1
Automobiles	135,859	4.2	70,428	6.0
Banks	3,272	0.1	—	—
Beverages	15,399	0.5	17,770	1.5
Capital Markets	10,563	0.3	—	—
Chemicals	51,044	1.6	18,391	1.6
Commercial Services & Supplies	115,451	3.6	18,976	1.6
Construction & Engineering	8,182	0.2	4,002	0.3
Construction Materials	7,416	0.2	2,901	0.2
Consumer Finance	13,939	0.4	—	—
Containers & Packaging	51,470	1.6	35,698	3.0
Diversified Consumer Services	175,558	5.4	58,934	5.0
Diversified Financial Services	119,847	3.7	33,485	2.8
Electrical Equipment	498	0.0 *	—	—
Food & Staples Retailing	10,344	0.3	3,437	0.3
Food Products	41,931	1.3	8,394	0.7
Healthcare Equipment & Supplies	121,486	3.7	37,337	3.2
Healthcare Providers & Services	210,972	6.5	69,336	5.9
Healthcare Technology	147,695	4.5	53,806	4.6
Hotels, Restaurants & Leisure	154,094	4.7	69,983	5.9
Household Products	8,169	0.3	5,845	0.5
Industrial Conglomerates	83,539	2.6	29,218	2.5
Insurance	218,035	6.7	90,988	7.7
IT Services	148,053	4.6	49,823	4.2
Leisure Products	88,929	2.7	5,944	0.5
Life Sciences Tools & Services	51,389	1.6	19,470	1.7
Machinery	42,739	1.3	5,872	0.5
Media	12,690	0.4	11,027	0.9
Oil, Gas & Consumable Fuels	26,664	0.8	35,306	3.0
Personal Products	2,006	0.1	—	—
Pharmaceuticals	19,233	0.6	19,328	1.6
Professional Services	109,655	3.4	52,998	4.5
Real Estate Management & Development	4,946	0.2	—	—
Road & Rail	14,931	0.5	2,996	0.3
Software	675,350	20.8	239,257	20.3
Specialty Retail	195,718	6.0	51,376	4.4
Trading Companies & Distributors	15,945	0.5	15,912	1.3
Water Utilities	16,144	0.5	—	—
Total	$3,246,424	100.0%	$1,179,576	100.0%

* Represents an amount less than 0.1%

	As of September 30, 2024		As of September 30, 2023
Fair Value:
Aerospace & Defense	$28,599	0.9%	$9,732	0.8%
Airlines	15,468	0.5	7,399	0.6
Auto Components	73,845	2.3	24,633	2.1
Automobiles	137,696	4.2	70,998	6.0
Banks	3,336	0.1	—	—
Beverages	14,700	0.4	17,414	1.5
Capital Markets	10,690	0.3	—	—
Chemicals	48,219	1.5	18,005	1.5
Commercial Services & Supplies	117,076	3.6	18,987	1.6
Construction & Engineering	8,207	0.3	3,999	0.3
Construction Materials	7,343	0.2	2,921	0.2
Consumer Finance	13,919	0.4	—	—
Containers & Packaging	51,741	1.6	35,682	3.0
Diversified Consumer Services	175,767	5.4	59,230	5.0
Diversified Financial Services	121,132	3.7	33,520	2.8
Electrical Equipment	509	0.0 *	—	—
Food & Staples Retailing	10,062	0.3	3,402	0.3
Food Products	42,429	1.3	8,628	0.7
Healthcare Equipment & Supplies	121,761	3.7	37,451	3.2
Healthcare Providers & Services	213,140	6.5	69,045	5.9
Healthcare Technology	149,233	4.6	53,800	4.6
Hotels, Restaurants & Leisure	154,457	4.7	69,989	6.0
Household Products	8,350	0.3	5,939	0.5
Industrial Conglomerates	83,621	2.5	28,726	2.5
Insurance	219,224	6.7	90,944	7.7
IT Services	149,165	4.6	50,300	4.3
Leisure Products	89,279	2.7	5,950	0.5
Life Sciences Tools & Services	51,626	1.6	19,452	1.7
Machinery	42,770	1.3	5,859	0.5
Media	12,593	0.4	11,003	0.9
Oil, Gas & Consumable Fuels	26,839	0.8	35,294	3.0
Personal Products	2,004	0.1	—	—
Pharmaceuticals	19,502	0.6	19,303	1.6
Professional Services	109,331	3.3	52,912	4.5
Real Estate Management & Development	4,823	0.1	—	—
Road & Rail	14,897	0.5	2,989	0.3
Software	684,549	21.0	238,548	20.3
Specialty Retail	196,498	6.0	50,877	4.3
Trading Companies & Distributors	14,784	0.5	15,702	1.3
Water Utilities	16,114	0.5	—	—
Total	$3,265,298	100.0%	$1,178,633	100.0%

* Represents an amount less than 0.1%